Earnings (loss) per Share	12 Months Ended
Dec. 31, 2011
Earnings (loss) per Share [Abstract]
Earnings (loss) per Share
(13)	Earnings (loss) per Share

Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share gives effect to all dilutive potential common shares that were outstanding during the year. The calculations of basic and diluted earnings (loss) per share are as follows:

	2011	2010	2009

Basic earnings (loss) per common share:
Net income (loss)	$2,857,270	$(3,551,740)	$4,955,757
Less:
Preferred stock dividends	1,512,750	1,512,750	1,516,952
Accretion of discount on preferred stock	476,474	476,474	476,474

Net income (loss) available to common shareholders	$868,046	$(5,540,964)	$2,962,331

Basic (loss) earnings per share	$0.19	$(1.19)	$0.64

Diluted earnings (loss) per common share:

Net income (loss)	$2,857,270	$(3,551,740)	$4,955,757
Less:
Preferred stock dividends	1,512,750	1,512,750	1,516,952
Accretion of discount on preferred stock	476,474	476,474	476,474

Net income (loss) available to common shareholders	$868,046	$(5,540,964)	$2,962,331

Average shares outstanding	4,652,994	4,652,994	4,652,994
Effect of dilutive stock options	—	—	—

Average shares outstanding including dilutive stock options	4,652,994	4,652,994	4,652,994

Diluted earnings (loss) per share	$0.19	$(1.19)	$0.64

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to common shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

The following options to purchase shares during the fiscal years ended 2011, 2010, and 2009 were not included in the respective computations of diluted earnings (loss) per share because the exercise price of the option, when combined with the effect of the unamortized compensation expense, was greater than the average market price of the common shares and were considered anti-dilutive.

	Years Ended December 31,
	2011	2010	2009
Anti-dilutive shares - option shares	260,274	260,466	298,382
Anti-dilutive shares - warrant shares	276,090	276,090	276,090